Goodwill and Intangible Assets, Net - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 05, 2013	Oct. 06, 2012	Oct. 05, 2013	Oct. 06, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Goodwill and Intangible Assets Net (Textual) [Abstract]
Goodwill impairment charges					$ 0	$ 0	$ 0
Amortization expense	1,900,000	1,500,000	6,400,000	5,400,000	8,600,000	8,700,000	10,300,000
Contra expense related to amortization of unfavorable lease rights	300,000		1,200,000		1,600,000
2013	1,794,000		1,794,000		8,153,000
2014	6,963,000		6,963,000		6,962,000
2015	5,744,000		5,744,000		5,743,000
2016	4,283,000		4,283,000		4,282,000
2017	3,112,000		3,112,000		3,111,000
Thereafter	5,237,000		5,237,000		5,236,000
Tradename [Member]
Goodwill and Intangible Assets Net (Textual) [Abstract]
Impairment			0	0	0	0	0
Unfavorable Lease Rights [Member]
Goodwill and Intangible Assets Net (Textual) [Abstract]
2013	400,000		400,000		1,500,000
2014	1,300,000		1,300,000		1,300,000
2015	1,200,000		1,200,000		1,200,000
2016	1,100,000		1,100,000		1,100,000
2017	900,000		900,000		900,000
Thereafter	2,400,000		2,400,000		2,400,000
Unamortized balance of unfavorable lease rights	$ 7,300,000		$ 7,300,000